UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21411
Investment Company Act File Number

Eaton Vance Senior Floating-Rate Trust
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

October 31
Date of Fiscal Year End

July 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Eaton Vance Senior Floating-Rate Trust	as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 146.3%(1)

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Aerospace and Defense — 2.9%
		ACTS Aero Technical Support & Service, Inc.
	709	Term Loan, 0.00%, Maturing October 5, 2014(2)	$161,381
		AWAS Capital, Inc.
	684	Term Loan, 2.38%, Maturing March 22, 2013	608,657
		DAE Aviation Holdings, Inc.
	408	Term Loan, 4.24%, Maturing July 31, 2014	339,050
	416	Term Loan, 4.24%, Maturing July 31, 2014	345,686
		Evergreen International Aviation
	1,370	Term Loan, 11.50%, Maturing October 31, 2011	840,020
		Hawker Beechcraft Acquisition
	4,342	Term Loan, 2.39%, Maturing March 26, 2014	2,969,059
	256	Term Loan, 2.60%, Maturing March 26, 2014	175,235
		Hexcel Corp.
	825	Term Loan, 6.50%, Maturing May 21, 2014	828,438
		IAP Worldwide Services, Inc.
	884	Term Loan, 9.25%, Maturing December 30, 2012(3)	632,200
		Spirit AeroSystems, Inc.
	1,585	Term Loan, 2.26%, Maturing December 31, 2011	1,549,661
		TransDigm, Inc.
	1,625	Term Loan, 2.41%, Maturing June 23, 2013	1,577,604
		Vought Aircraft Industries, Inc.
	914	Term Loan, 7.50%, Maturing December 17, 2011	897,865
	216	Term Loan, 7.50%, Maturing December 22, 2011	213,823
		Wesco Aircraft Hardware Corp.
	1,143	Term Loan, 2.54%, Maturing September 29, 2013	1,028,768

			$12,167,447

Air Transport — 1.6%
		Airport Development and Investment, Ltd.
GBP	783	Term Loan - Second Lien, 5.05%, Maturing April 7, 2011	$733,673
		Delta Air Lines, Inc.
	750	Term Loan, 2.23%, Maturing April 30, 2012	592,500
	1,176	Term Loan - Second Lien, 3.55%, Maturing April 30, 2014	808,991
		Northwest Airlines, Inc.
	4,917	Term Loan, 2.29%, Maturing December 31, 2010	4,698,648

			$6,833,812

Automotive — 6.2%
		Accuride Corp.
	1,958	Term Loan, 3.00%, Maturing January 31, 2012	$1,806,224
		Adesa, Inc.
	2,544	Term Loan, 2.54%, Maturing October 18, 2013	2,372,098
		Affina Group, Inc.
	1,326	Term Loan, 3.49%, Maturing November 30, 2011	1,219,865
		Allison Transmission, Inc.
	1,898	Term Loan, 3.06%, Maturing September 30, 2014	1,655,292
		CSA Acquisition Corp.
	353	Term Loan, 3.13%, Maturing December 23, 2011	248,862
	882	Term Loan, 3.13%, Maturing December 23, 2011	621,644
	483	Term Loan, 3.13%, Maturing December 23, 2012	337,750
		Dayco Products, LLC
	1,728	Term Loan, 0.00%, Maturing June 21, 2011(2)	486,127

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Delphi Corp.
	1,361	DIP Loan, 0.00%, Maturing September 30, 2009(2)	$648,914
	139	DIP Loan, 10.50%, Maturing September 30, 2009	66,087
		Federal-Mogul Corp.
	1,489	Term Loan, 2.24%, Maturing December 27, 2014	1,127,790
	3,128	Term Loan, 2.23%, Maturing December 27, 2015	2,369,145
		Ford Motor Co.
	2,225	Term Loan, 3.50%, Maturing December 15, 2013	1,899,897
		Goodyear Tire & Rubber Co.
	5,400	Term Loan - Second Lien, 2.04%, Maturing April 30, 2010	5,004,002
		HLI Operating Co., Inc.
	531	DIP Loan, 26.00%, Maturing November 30, 2009(3)	509,940
EUR	109	Term Loan, 3.56%, Maturing May 30, 2014	11,662
EUR	1,853	Term Loan, 9.50%, Maturing May 30, 2014	201,392
		Keystone Automotive Operations, Inc.
	1,327	Term Loan, 3.79%, Maturing January 12, 2012	630,253
		LKQ Corp.
	945	Term Loan, 2.55%, Maturing October 12, 2014	926,106
		TriMas Corp.
	234	Term Loan, 2.62%, Maturing August 2, 2011	211,523
	1,975	Term Loan, 2.65%, Maturing August 2, 2013	1,782,442
		TRW Automotive, Inc.
	997	Term Loan, 6.31%, Maturing February 2, 2014	949,453
		United Components, Inc.
	1,137	Term Loan, 3.21%, Maturing June 30, 2010	1,003,537

			$26,090,005

Beverage and Tobacco — 0.3%
		Culligan International Co.
EUR	975	Term Loan - Second Lien, 5.48%, Maturing May 31, 2013	$358,997
		Southern Wine & Spirits of America, Inc.
	1,000	Term Loan, Maturing May 31, 2012(4)	967,500

			$1,326,497

Brokers, Dealers and Investment Houses — 0.2%
		AmeriTrade Holding Corp.
	730	Term Loan, 1.79%, Maturing December 31, 2012	$709,362

			$709,362

Building and Development — 3.2%
		Beacon Sales Acquisition, Inc.
	1,143	Term Loan, 2.56%, Maturing September 30, 2013	$1,040,130
		Brickman Group Holdings, Inc.
	1,186	Term Loan, 2.34%, Maturing January 23, 2014	1,089,421
		Epco/Fantome, LLC
	1,342	Term Loan, 2.91%, Maturing November 23, 2010	1,026,630
		Forestar USA Real Estate Group, Inc.
	1,550	Revolving Loan, 0.38%, Maturing December 1, 2010(5)	1,278,467
	1,205	Term Loan, 4.91%, Maturing December 1, 2010	993,771
		Hovstone Holdings, LLC
	907	Term Loan, 5.50%, Maturing September 25, 2009(3)(6)	364,778
		LNR Property Corp.
	1,026	Term Loan, 3.81%, Maturing July 3, 2011	625,749
		Metroflag Bp, LLC
	500	Term Loan - Second Lien, 0.00%, Maturing October 2, 2009(2)	5,250
		Mueller Water Products, Inc.
	1,831	Term Loan, 6.03%, Maturing May 24, 2014	1,687,975
		NCI Building Systems, Inc.
	553	Term Loan, 2.91%, Maturing June 18, 2010	479,781
		November 2005 Land Investors
	305	Term Loan, 0.00%, Maturing May 9, 2011(2)(3)	129,557

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Panolam Industries Holdings, Inc.
	1,000	Term Loan, 5.00%, Maturing September 30, 2012	$737,713
		Re/Max International, Inc.
	634	Term Loan, 3.91%, Maturing December 17, 2012	583,737
	1,955	Term Loan, 8.01%, Maturing December 17, 2012	1,769,329
		Realogy Corp.
	321	Term Loan, 3.28%, Maturing September 1, 2014	248,390
	677	Term Loan, 3.31%, Maturing September 1, 2014	524,638
		South Edge, LLC
	788	Term Loan, 0.00%, Maturing October 31, 2009(2)	196,875
		Wintergames Acquisition ULC
	885	Term Loan, 7.79%, Maturing October 31, 2009	698,010

			$13,480,201

Business Equipment and Services — 11.9%
		ACCO Brands Corp.
	1,014	Term Loan, 7.75%, Maturing August 17, 2012	$930,306
		Activant Solutions, Inc.
	1,170	Term Loan, 2.48%, Maturing May 1, 2013	1,059,118
		Affiliated Computer Services
	796	Term Loan, 2.29%, Maturing March 20, 2013	782,388
	707	Term Loan, 2.29%, Maturing March 20, 2013	694,590
		Affinion Group, Inc.
	2,379	Term Loan, 2.79%, Maturing October 17, 2012	2,267,123
		Allied Barton Security Service
	993	Term Loan, 6.75%, Maturing February 21, 2015	998,033
		Education Management, LLC
	4,642	Term Loan, 2.38%, Maturing June 1, 2013	4,456,292
		Info USA, Inc.
	274	Term Loan, 2.60%, Maturing February 14, 2012	261,220
		Intergraph Corp.
	1,000	Term Loan, 2.66%, Maturing May 29, 2014	951,875
	1,000	Term Loan - Second Lien, 6.43%, Maturing November 29, 2014	915,000
		iPayment, Inc.
	2,489	Term Loan, 2.46%, Maturing May 10, 2013	2,034,452
		Kronos, Inc.
	1,042	Term Loan, 2.60%, Maturing June 11, 2014	967,315
		Language Line, Inc.
	1,880	Term Loan, 3.85%, Maturing June 11, 2011	1,828,522
		Mitchell International, Inc.
	1,000	Term Loan - Second Lien, 5.88%, Maturing March 28, 2015	600,000
		N.E.W. Holdings I, LLC
	1,906	Term Loan, 2.80%, Maturing May 22, 2014	1,767,885
		Protection One, Inc.
	889	Term Loan, 2.54%, Maturing March 31, 2012	849,065
		Quantum Corp.
	199	Term Loan, 4.10%, Maturing July 12, 2014	177,285
		Quintiles Transnational Corp.
	997	Term Loan, 2.48%, Maturing March 31, 2013	946,715
	1,700	Term Loan - Second Lien, 4.29%, Maturing March 31, 2014	1,589,500
		Sabre, Inc.
	6,057	Term Loan, 2.67%, Maturing September 30, 2014	4,898,839
		Serena Software, Inc.
	477	Term Loan, 2.63%, Maturing March 10, 2013	440,032
		Sitel (Client Logic)
	1,867	Term Loan, 5.96%, Maturing January 29, 2014	1,390,807
		Solera Holdings, LLC
EUR	738	Term Loan, 3.06%, Maturing May 15, 2014	915,533

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		SunGard Data Systems, Inc.
	244	Term Loan, 2.45%, Maturing February 11, 2013	$231,343
	6,879	Term Loan, 4.35%, Maturing February 28, 2016	6,607,643
		TDS Investor Corp.
	3,178	Term Loan, 2.90%, Maturing August 23, 2013	2,706,057
	437	Term Loan, 3.10%, Maturing August 23, 2013	372,118
EUR	1,054	Term Loan, 3.62%, Maturing August 23, 2013	1,172,020
		Ticketmaster
	1,750	Term Loan, 3.60%, Maturing July 22, 2014	1,697,500
		Transaction Network Services, Inc.
	505	Term Loan, 9.50%, Maturing May 4, 2012	508,183
		Valassis Communications, Inc.
	460	Term Loan, 2.04%, Maturing March 2, 2014	438,510
	1,794	Term Loan, 2.04%, Maturing March 2, 2014	1,708,921
		VWR International, Inc.
	1,000	Term Loan, 2.79%, Maturing June 28, 2013	917,917
		West Corp.
	2,379	Term Loan, 2.67%, Maturing October 24, 2013	2,259,904

			$50,342,011

Cable and Satellite Television — 10.9%
		Atlantic Broadband Finance, LLC
	2,582	Term Loan, 6.75%, Maturing June 8, 2013	$2,586,050
	96	Term Loan, 2.85%, Maturing September 1, 2013	95,309
		Bragg Communications, Inc.
	2,112	Term Loan, 3.17%, Maturing August 31, 2014	2,070,127
		Bresnan Broadband Holdings, LLC
	499	Term Loan, 2.52%, Maturing March 29, 2014	480,359
	1,200	Term Loan - Second Lien, 4.81%, Maturing March 29, 2014	1,116,000
		Cequel Communications, LLC
	1,492	Term Loan, 2.30%, Maturing November 5, 2013	1,429,637
	3,931	Term Loan, 6.31%, Maturing May 5, 2014 (3)	3,562,637
	1,550	Term Loan - Second Lien, 4.81%, Maturing May 5, 2014	1,389,188
		Charter Communications Operating, Inc.
	6,870	Term Loan, 6.25%, Maturing April 28, 2013	6,433,336
		CSC Holdings, Inc.
	2,930	Term Loan, 2.04%, Maturing March 29, 2013	2,837,664
		CW Media Holdings, Inc.
	614	Term Loan, 3.85%, Maturing February 15, 2015	530,396
		Foxco Acquisition Sub., LLC
	582	Term Loan, 7.25%, Maturing July 2, 2015	463,801
		Insight Midwest Holdings, LLC
	3,594	Term Loan, 2.31%, Maturing April 6, 2014	3,412,090
		MCC Iowa, LLC
	5,748	Term Loan, 2.02%, Maturing January 31, 2015	5,422,338
		Mediacom Illinois, LLC
	3,702	Term Loan, 2.02%, Maturing January 31, 2015	3,483,409
		NTL Investment Holdings, Ltd.
GBP	127	Term Loan, 3.89%, Maturing March 30, 2012	197,366
GBP	703	Term Loan, 3.81%, Maturing September 3, 2012	1,089,472
		ProSiebenSat.1 Media AG
EUR	410	Term Loan, 3.53%, Maturing March 2, 2015	221,086
EUR	11	Term Loan, 3.14%, Maturing June 26, 2015	12,223
EUR	273	Term Loan, 3.14%, Maturing June 26, 2015	301,196
EUR	410	Term Loan, 3.78%, Maturing March 2, 2016	221,086
EUR	358	Term Loan, 8.15%, Maturing March 2, 2017(3)	24,737
EUR	520	Term Loan - Second Lien, 4.90%, Maturing September 2, 2016	66,698
		UPC Broadband Holding B.V.
	1,264	Term Loan, 2.06%, Maturing December 31, 2014	1,209,644
	686	Term Loan, 3.81%, Maturing December 31, 2016	670,979

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
EUR	2,353	Term Loan, 4.52%, Maturing December 31, 2016	$3,019,960
EUR	1,697	Term Loan, 4.77%, Maturing December 31, 2017	2,179,700
		Virgin Media Investment Holding
GBP	240	Term Loan, 5.31%, Maturing March 30, 2012	371,094
		YPSO Holding SA
EUR	209	Term Loan, 3.44%, Maturing July 28, 2014	221,576
EUR	249	Term Loan, 3.44%, Maturing July 28, 2014	264,336
EUR	542	Term Loan, 3.44%, Maturing July 28, 2014	574,154

			$45,957,648

Chemicals and Plastics — 7.3%
		Ashland, Inc.
	786	Term Loan, 7.65%, Maturing November 20, 2014	$800,938
		AZ Chem US, Inc.
	500	Term Loan - Second Lien, 6.00%, Maturing February 28, 2014	357,500
		Brenntag Holding GmbH and Co. KG
	1,493	Term Loan, 2.29%, Maturing December 23, 2013	1,422,369
	365	Term Loan, 2.33%, Maturing December 23, 2013	347,290
	1,000	Term Loan - Second Lien, 4.29%, Maturing December 23, 2015	827,500
		Celanese Holdings, LLC
	4,130	Term Loan, 2.35%, Maturing April 2, 2014	3,921,504
		First Chemical Holding
EUR	965	Term Loan, 4.56%, Maturing December 18, 2014	511,340
		Georgia Gulf Corp.
	654	Term Loan, 9.02%, Maturing October 3, 2013	607,144
		Hexion Specialty Chemicals, Inc.
	490	Term Loan, 2.88%, Maturing May 5, 2012	352,800
	957	Term Loan, 2.88%, Maturing May 5, 2013	722,754
	4,407	Term Loan, 2.88%, Maturing May 5, 2013	3,327,160
		Huntsman International, LLC
	2,500	Term Loan, 2.04%, Maturing August 16, 2012	2,323,750
		INEOS Group
	2,295	Term Loan, 7.50%, Maturing December 14, 2013	1,778,344
	2,200	Term Loan, 8.00%, Maturing December 14, 2014	1,704,692
EUR	750	Term Loan - Second Lien, 7.71%, Maturing December 14, 2012	632,298
		ISP Chemco, Inc.
	1,561	Term Loan, 2.06%, Maturing June 4, 2014	1,458,376
		Kranton Polymers, LLC
	2,751	Term Loan, 2.63%, Maturing May 12, 2013	2,303,898
		MacDermid, Inc.
EUR	726	Term Loan, 2.75%, Maturing April 12, 2014	731,237
		Millenium Inorganic Chemicals
	313	Term Loan, 2.85%, Maturing April 30, 2014	233,313
	975	Term Loan - Second Lien, 6.35%, Maturing October 31, 2014	609,375
		Momentive Performance Material
	1,682	Term Loan, 2.56%, Maturing December 4, 2013	1,329,882
		Nalco Co.
	500	Term Loan, 6.50%, Maturing May 6, 2016	506,875
		Rockwood Specialties Group, Inc.
	3,210	Term Loan, 6.00%, Maturing May 15, 2014	3,249,969
		Schoeller Arca Systems Holding
EUR	145	Term Loan, 4.33%, Maturing November 16, 2015	113,293
EUR	412	Term Loan, 4.33%, Maturing November 16, 2015	323,020
EUR	443	Term Loan, 4.33%, Maturing November 16, 2015	347,601

			$30,844,222

Clothing/Textiles — 0.4%
		Hanesbrands, Inc.
	850	Term Loan - Second Lien, 4.25%, Maturing March 5, 2014	$818,833
		St. John Knits International, Inc.
	505	Term Loan, 10.00%, Maturing March 23, 2012	378,397

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		The William Carter Co.
	622	Term Loan, 1.81%, Maturing July 14, 2012	$606,556

			$1,803,786

Conglomerates — 4.6%
		Amsted Industries, Inc.
	1,680	Term Loan, 2.53%, Maturing October 15, 2010	$1,576,037
		Blount, Inc.
	249	Term Loan, 2.06%, Maturing August 9, 2010	233,946
		Doncasters (Dunde HoldCo 4 Ltd.)
	428	Term Loan, 2.79%, Maturing July 13, 2015	298,517
	428	Term Loan, 3.29%, Maturing July 13, 2015	298,517
GBP	500	Term Loan - Second Lien, 5.09%, Maturing January 13, 2016	390,468
		GenTek, Inc.
	496	Term Loan, 2.54%, Maturing February 25, 2011	459,368
		Jarden Corp.
	988	Term Loan, 2.35%, Maturing January 24, 2012	966,452
	1,753	Term Loan, 2.35%, Maturing January 24, 2012	1,714,909
		Johnson Diversey, Inc.
	1,605	Term Loan, 3.02%, Maturing December 16, 2011	1,570,457
		Manitowoc Company, Inc. (The)
	1,742	Term Loan, 7.50%, Maturing August 21, 2014	1,584,221
		Polymer Group, Inc.
	2,287	Term Loan, 2.67%, Maturing November 22, 2012	2,166,970
		RBS Global, Inc.
	786	Term Loan, 2.31%, Maturing July 19, 2013	707,554
	3,785	Term Loan, 2.96%, Maturing July 19, 2013	3,444,201
		RGIS Holdings, LLC
	2,710	Term Loan, 3.04%, Maturing April 30, 2014	2,317,320
	136	Term Loan, 3.10%, Maturing April 30, 2014	115,866
		US Investigations Services, Inc.
	1,000	Term Loan, 3.36%, Maturing February 21, 2015	895,625
		Vertrue, Inc.
	822	Term Loan, 3.60%, Maturing August 16, 2014	657,781

			$19,398,209

Containers and Glass Products — 4.5%
		Berry Plastics Corp.
	1,995	Term Loan, 2.30%, Maturing April 3, 2015	$1,701,149
		Consolidated Container Co.
	1,000	Term Loan - Second Lien, 5.79%, Maturing September 28, 2014	730,000
		Crown Americas, Inc.
	606	Term Loan, 2.04%, Maturing November 15, 2012	593,367
		Graham Packaging Holdings Co.
	1,192	Term Loan, 2.56%, Maturing October 7, 2011	1,151,386
	1,948	Term Loan, 6.75%, Maturing April 5, 2014	1,947,750
		Graphic Packaging International, Inc.
	4,476	Term Loan, 2.52%, Maturing May 16, 2014	4,269,558
	478	Term Loan, 3.26%, Maturing May 16, 2014	461,430
		JSG Acquisitions
	1,845	Term Loan, 2.42%, Maturing December 31, 2013	1,771,778
	1,845	Term Loan, 2.67%, Maturing December 13, 2014	1,771,777
		Owens-Brockway Glass Container
	1,556	Term Loan, 1.79%, Maturing June 14, 2013	1,499,535

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Smurfit-Stone Container Corp.
	487	Revolving Loan, 3.05%, Maturing December 31, 2009	$463,102
	1,470	Term Loan, 2.89%, Maturing November 1, 2009	1,396,274
	191	Term Loan, 2.57%, Maturing November 1, 2011	181,156
	336	Term Loan, 2.57%, Maturing November 1, 2011	317,261
	633	Term Loan, 2.57%, Maturing November 1, 2011	599,171
	295	Term Loan, 4.50%, Maturing November 1, 2011	278,781

			$19,133,475

Cosmetics/Toiletries — 0.6%
		American Safety Razor Co.
	489	Term Loan, 2.71%, Maturing July 31, 2013	$464,820
	900	Term Loan - Second Lien, 6.54%, Maturing July 31, 2014	648,000
		KIK Custom Products, Inc.
	975	Term Loan - Second Lien, 5.29%, Maturing November 30, 2014	446,062
		Prestige Brands, Inc.
	1,158	Term Loan, 2.54%, Maturing April 7, 2011	1,137,507

			$2,696,389

Drugs — 0.8%
		Graceway Pharmaceuticals, LLC
	696	Term Loan, 3.04%, Maturing May 3, 2012	$555,062
	275	Term Loan, 8.54%, Maturing November 3, 2013	68,750
	2,000	Term Loan - Second Lien, 6.79%, Maturing May 3, 2013	800,000
		Pharmaceutical Holdings Corp.
	340	Term Loan, 3.56%, Maturing January 30, 2012	311,320
		Warner Chilcott Corp.
	444	Term Loan, 2.29%, Maturing January 18, 2012	432,862
	1,265	Term Loan, 2.46%, Maturing January 18, 2012	1,234,249

			$3,402,243

Ecological Services and Equipment — 1.4%
		Blue Waste B.V. (AVR Acquisition)
EUR	1,000	Term Loan, 2.79%, Maturing April 1, 2015	$1,275,643
		Cory Environmental Holdings
GBP	500	Term Loan - Second Lien, 5.49%, Maturing September 30, 2014	522,016
		Environmental Systems Products Holdings, Inc.
	1,064	Term Loan - Second Lien, 13.50%, Maturing December 12, 2010	818,186
		Kemble Water Structure, Ltd.
GBP	1,250	Term Loan - Second Lien, 5.63%, Maturing October 13, 2013	1,363,206
		Sensus Metering Systems, Inc.
	2,074	Term Loan, 7.00%, Maturing June 3, 2013	2,053,174

			$6,032,225

Electronics/ Electrical — 4.1%
		Aspect Software, Inc.
	889	Term Loan, 3.31%, Maturing July 11, 2011	$773,088
	1,800	Term Loan - Second Lien, 7.38%, Maturing July 11, 2013	976,500
		FCI International S.A.S.
	207	Term Loan, 3.41%, Maturing November 1, 2013	140,650
	207	Term Loan, 3.41%, Maturing November 1, 2013	140,650
	215	Term Loan, 3.41%, Maturing November 1, 2013	146,096
	215	Term Loan, 3.41%, Maturing November 1, 2013	146,096
		Freescale Semiconductor, Inc.
	2,992	Term Loan, 2.06%, Maturing December 1, 2013	2,222,832
		Infor Enterprise Solutions Holdings
	1,510	Term Loan, 4.04%, Maturing July 28, 2012	1,298,621
	2,894	Term Loan, 4.04%, Maturing July 28, 2012	2,489,023
	500	Term Loan, 5.79%, Maturing March 2, 2014	277,500
	183	Term Loan - Second Lien, 6.54%, Maturing March 2, 2014	96,250
	317	Term Loan - Second Lien, 6.54%, Maturing March 2, 2014	174,167

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Network Solutions, LLC
	672	Term Loan, 2.84%, Maturing March 7, 2014	$586,334
		Open Solutions, Inc.
	2,053	Term Loan, 2.63%, Maturing January 23, 2014	1,463,703
		Sensata Technologies Finance Co.
	2,736	Term Loan, 2.25%, Maturing April 27, 2013	2,305,638
		Spectrum Brands, Inc.
	105	Term Loan, 2.60%, Maturing March 30, 2013	96,141
	2,084	Term Loan, 6.25%, Maturing March 30, 2013	1,910,256
		VeriFone, Inc.
	705	Term Loan, 3.04%, Maturing October 31, 2013	673,514
		Vertafore, Inc.
	1,207	Term Loan, 3.16%, Maturing January 31, 2012	1,152,764

			$17,069,823

Equipment Leasing — 0.4%
		AWAS Capital, Inc.
	1,630	Term Loan - Second Lien, 6.63%, Maturing March 22, 2013	$745,732
		Hertz Corp.
	1,078	Term Loan, 2.05%, Maturing December 21, 2012	1,020,546
	15	Term Loan, 2.36%, Maturing December 21, 2012	14,015

			$1,780,293

Farming/ Agriculture — 0.7%
		BF Bolthouse HoldCo, LLC
	1,150	Term Loan - Second Lien, 5.79%, Maturing December 16, 2013	$999,063
		Central Garden & Pet Co.
	1,858	Term Loan, 1.79%, Maturing February 28, 2014	1,727,781

			$2,726,844

Financial Intermediaries — 2.1%
		Citco III, Ltd.
	2,612	Term Loan, 2.85%, Maturing June 30, 2014	$1,828,333
		Grosvenor Capital Management
	1,429	Term Loan, 2.31%, Maturing December 5, 2013	1,236,130
		Jupiter Asset Management Group
GBP	405	Term Loan, 3.11%, Maturing June 30, 2015	512,280
		LPL Holdings, Inc.
	4,001	Term Loan, 2.19%, Maturing December 18, 2014	3,670,471
		Nuveen Investments, Inc.
	1,359	Term Loan, 3.39%, Maturing November 2, 2014	1,108,260
		Oxford Acquisition III, Ltd.
	898	Term Loan, 2.50%, Maturing May 24, 2014	480,661
		RJO Holdings Corp. (RJ O’Brien)
	450	Term Loan, 3.30%, Maturing July 31, 2014	198,210

			$9,034,345

Food Products — 4.1%
		Acosta, Inc.
	3,009	Term Loan, 2.54%, Maturing July 28, 2013	$2,862,143
		Advantage Sales & Marketing, Inc.
	1,687	Term Loan, 2.31%, Maturing March 29, 2013	1,611,694
		Dean Foods Co.
	3,389	Term Loan, 1.97%, Maturing April 2, 2014	3,269,274
		Dole Food Company, Inc.
	108	Term Loan, 7.37%, Maturing April 12, 2013	108,724
	188	Term Loan, 8.00%, Maturing April 12, 2013	190,060
	702	Term Loan, 8.00%, Maturing April 12, 2013	708,181
		Pinnacle Foods Finance, LLC
	4,712	Term Loan, 3.06%, Maturing April 2, 2014	4,311,578

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Provimi Group SA
	205	Term Loan, 2.54%, Maturing June 28, 2015	$161,262
	252	Term Loan, 2.54%, Maturing June 28, 2015	198,453
EUR	265	Term Loan, 2.79%, Maturing June 28, 2015	297,289
EUR	439	Term Loan, 2.79%, Maturing June 28, 2015	491,683
EUR	457	Term Loan, 2.79%, Maturing June 28, 2015	512,341
EUR	598	Term Loan, 2.79%, Maturing June 28, 2015	670,219
EUR	24	Term Loan - Second Lien, 4.79%, Maturing June 28, 2015	12,695
EUR	697	Term Loan - Second Lien, 2.28%, Maturing December 28, 2016(5)	366,148
	148	Term Loan - Second Lien, 4.54%, Maturing December 28, 2016	54,601
		Reddy Ice Group, Inc.
	1,970	Term Loan, 2.04%, Maturing August 9, 2012	1,592,416

			$17,418,761

Food Service — 3.5%
		AFC Enterprises, Inc.
	417	Term Loan, 2.63%, Maturing May 11, 2011	$412,585
		Aramark Corp.
	358	Term Loan, 1.73%, Maturing January 26, 2014	340,936
	5,642	Term Loan, 2.47%, Maturing January 26, 2014	5,366,564
GBP	975	Term Loan, 3.33%, Maturing January 27, 2014	1,514,681
		Buffets, Inc.
	983	Term Loan, 15.29%, Maturing April 30, 2012	950,780
	106	Term Loan, 7.85%, Maturing November 1, 2013(3)	49,649
	499	Term Loan - Second Lien, 19.12%, Maturing November 1, 2013(3)	233,229
		CBRL Group, Inc.
	1,655	Term Loan, 2.52%, Maturing April 27, 2013	1,579,862
		NPC International, Inc.
	350	Term Loan, 2.22%, Maturing May 3, 2013	322,199
		OSI Restaurant Partners, LLC
	186	Term Loan, 3.05%, Maturing May 9, 2013	142,554
	2,146	Term Loan, 2.63%, Maturing May 9, 2014	1,646,711
		QCE Finance, LLC
	1,216	Term Loan, 2.88%, Maturing May 5, 2013	927,319
	950	Term Loan - Second Lien, 6.35%, Maturing November 5, 2013	498,750
		Sagittarius Restaurants, LLC
	354	Term Loan, 10.25%, Maturing March 29, 2013	297,561
		Selecta
EUR	741	Term Loan - Second Lien, 5.34%, Maturing December 28, 2015	303,743

			$14,587,123

Food/Drug Retailers — 4.4%
		General Nutrition Centers, Inc.
	4,836	Term Loan, 2.73%, Maturing September 16, 2013	$4,421,735
		Iceland Foods Group, Ltd.
GBP	267	Term Loan, 2.36%, Maturing May 2, 2014	436,108
GBP	1,250	Term Loan, 3.11%, Maturing May 2, 2015	2,042,821
		Pantry, Inc. (The)
	224	Term Loan, 1.79%, Maturing May 15, 2014	209,947
	777	Term Loan, 1.79%, Maturing May 15, 2014	729,235
		Rite Aid Corp.
	6,320	Term Loan, 2.05%, Maturing June 1, 2014	5,259,820
	1,067	Term Loan, 6.00%, Maturing June 4, 2014	964,245
	1,000	Term Loan, 9.50%, Maturing June 4, 2014	1,030,000
		Roundy’s Supermarkets, Inc.
	3,340	Term Loan, 3.05%, Maturing November 3, 2011	3,253,944

			$18,347,855

Forest Products — 2.9%
		Appleton Papers, Inc.
	1,822	Term Loan, 6.50%, Maturing June 5, 2014	$1,594,012

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Georgia-Pacific Corp.
	1,084	Term Loan, 2.31%, Maturing December 20, 2012	$1,048,709
	5,978	Term Loan, 2.59%, Maturing December 20, 2012	5,783,964
	1,571	Term Loan, 3.77%, Maturing December 23, 2014	1,537,326
		Newpage Corp.
	1,758	Term Loan, 4.06%, Maturing December 5, 2014	1,528,318
		Xerium Technologies, Inc.
	1,215	Term Loan, 6.10%, Maturing May 18, 2012	783,956

			$12,276,285

Healthcare — 16.1%
		Accellent, Inc.
	2,264	Term Loan, 3.17%, Maturing November 22, 2012	$2,060,017
		Alliance Imaging, Inc.
	480	Term Loan, 3.14%, Maturing December 29, 2011	465,023
		American Medical Systems
	860	Term Loan, 2.56%, Maturing July 20, 2012	834,463
		AMN Healthcare, Inc.
	179	Term Loan, 2.35%, Maturing November 2, 2011	168,855
		AMR HoldCo, Inc.
	1,093	Term Loan, 2.30%, Maturing February 10, 2012	1,046,809
		Biomet, Inc.
	1,783	Term Loan, 3.58%, Maturing December 26, 2014	1,693,788
EUR	1,204	Term Loan, 3.98%, Maturing December 26, 2014	1,637,385
		Bright Horizons Family Solutions, Inc.
	940	Term Loan, 7.50%, Maturing May 15, 2015	889,713
		Cardinal Health 409, Inc.
	4,204	Term Loan, 2.54%, Maturing April 10, 2014	3,601,695
		Carestream Health, Inc.
	2,669	Term Loan, 2.29%, Maturing April 30, 2013	2,465,639
	1,000	Term Loan - Second Lien, 5.54%, Maturing October 30, 2013	666,563
		Carl Zeiss Vision Holding GmbH
	1,300	Term Loan, 2.79%, Maturing March 23, 2015	643,500
		Community Health Systems, Inc.
	475	Term Loan, 2.54%, Maturing July 25, 2014	447,628
	9,313	Term Loan, 2.90%, Maturing July 25, 2014	8,772,029
		Concentra, Inc.
	612	Term Loan - Second Lien, 6.85%, Maturing June 25, 2015(3)	418,922
		ConMed Corp.
	464	Term Loan, 1.79%, Maturing April 13, 2013	422,366
		Convatec Cidron Healthcare
EUR	746	Term Loan, 5.01%, Maturing July 30, 2016	1,033,210
		CRC Health Corp.
	484	Term Loan, 2.85%, Maturing February 6, 2013	391,893
	486	Term Loan, 2.85%, Maturing February 6, 2013	393,863
		Dako EQT Project Delphi
	500	Term Loan - Second Lien, 4.35%, Maturing December 12, 2016	210,834
		DaVita, Inc.
	548	Term Loan, 1.88%, Maturing October 5, 2012	526,077
		DJO Finance, LLC
	788	Term Loan, 3.41%, Maturing May 15, 2014	738,094
		Fenwal, Inc.
	500	Term Loan - Second Lien, 5.92%, Maturing August 28, 2014	341,250
		Fresenius Medical Care Holdings
	493	Term Loan, 1.97%, Maturing March 31, 2013	478,148
		Hanger Orthopedic Group, Inc.
	703	Term Loan, 2.29%, Maturing May 30, 2013	657,438
		HCA, Inc.
	9,547	Term Loan, 2.85%, Maturing November 18, 2013	8,979,719

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	Health Management Association, Inc.
4,651	Term Loan, 2.35%, Maturing February 28, 2014	$4,330,577
	HealthSouth Corp.
2,294	Term Loan, 2.54%, Maturing March 10, 2013	2,192,215
	Iasis Healthcare, LLC
78	Term Loan, 2.28%, Maturing March 14, 2014	73,033
289	Term Loan, 2.29%, Maturing March 14, 2014	271,133
836	Term Loan, 2.29%, Maturing March 14, 2014	783,498
	Ikaria Acquisition, Inc.
488	Term Loan, 2.65%, Maturing March 28, 2013	444,267
	IM U.S. Holdings, LLC
985	Term Loan, 2.42%, Maturing June 26, 2014	948,810
625	Term Loan - Second Lien, 4.54%, Maturing June 26, 2015	582,031
	Invacare Corp.
513	Term Loan, 2.54%, Maturing February 12, 2013	461,250
	LifePoint Hospitals, Inc.
2,022	Term Loan, 2.30%, Maturing April 15, 2012	1,943,425
	MultiPlan Merger Corp.
1,042	Term Loan, 2.81%, Maturing April 12, 2013	994,006
1,457	Term Loan, 2.81%, Maturing April 12, 2013	1,390,025
	Mylan, Inc.
1,582	Term Loan, 3.81%, Maturing October 2, 2014	1,541,184
	National Mentor Holdings, Inc.
62	Term Loan, 2.44%, Maturing June 29, 2013	52,873
1,007	Term Loan, 2.60%, Maturing June 29, 2013	864,554
	National Renal Institutes, Inc.
819	Term Loan, 5.63%, Maturing March 31, 2013(3)	594,082
	Physiotherapy Associates, Inc.
748	Term Loan, 7.50%, Maturing June 27, 2013	489,942
	RadNet Management, Inc.
1,036	Term Loan, 4.59%, Maturing November 15, 2012	958,536
	ReAble Therapeutics Finance, LLC
2,514	Term Loan, 2.47%, Maturing November 16, 2013	2,451,305
	Renal Advantage, Inc.
1	Term Loan, 3.09%, Maturing October 5, 2012	781
	Select Medical Holdings Corp.
3,105	Term Loan, 2.72%, Maturing February 24, 2012	2,968,168
	Sunrise Medical Holdings, Inc.
416	Term Loan, 6.31%, Maturing May 13, 2010	238,956
	TZ Merger Sub., Inc. (TriZetto)
748	Term Loan, 7.50%, Maturing July 24, 2015	733,153
	Vanguard Health Holding Co., LLC
2,139	Term Loan, 2.54%, Maturing September 23, 2011	2,070,724
	Viant Holdings, Inc.
505	Term Loan, 2.85%, Maturing June 25, 2014	439,720

		$67,803,169

Home Furnishings — 1.6%
	Hunter Fan Co.
428	Term Loan, 2.81%, Maturing April 16, 2014	$272,654
	Interline Brands, Inc.
525	Term Loan, 1.98%, Maturing June 23, 2013	474,928
936	Term Loan, 1.98%, Maturing June 23, 2013	846,664
	National Bedding Co., LLC
1,472	Term Loan, 2.31%, Maturing August 31, 2011	1,284,624
2,050	Term Loan - Second Lien, 5.31%, Maturing August 31, 2012	1,359,833
	Simmons Co.
2,799	Term Loan, 10.50%, Maturing December 19, 2011	2,659,411
1,047	Term Loan, 8.22%, Maturing February 15, 2012(3)	31,411

		$6,929,525

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
Industrial Equipment — 3.8%
	Brand Energy and Infrastructure Services, Inc.
786	Term Loan, 3.67%, Maturing February 7, 2014	$735,892
	CEVA Group PLC U.S.
2,240	Term Loan, 3.29%, Maturing January 4, 2014	1,672,801
3,474	Term Loan, 3.29%, Maturing January 4, 2014	2,594,004
1,006	Term Loan, 3.60%, Maturing January 4, 2014	722,423
	EPD Holdings (Goodyear Engineering Products)
146	Term Loan, 2.55%, Maturing July 13, 2014	99,423
1,021	Term Loan, 2.55%, Maturing July 13, 2014	694,198
775	Term Loan - Second Lien, 6.05%, Maturing July 13, 2015	308,062
	FR Brand Acquisition Corp.
733	Term Loan, 2.60%, Maturing February 7, 2014	679,973
	Generac Acquisition Corp.
1,744	Term Loan, 2.81%, Maturing November 7, 2013	1,369,277
500	Term Loan - Second Lien, 6.31%, Maturing April 7, 2014	282,500
	Gleason Corp.
138	Term Loan, 2.42%, Maturing June 30, 2013	129,412
568	Term Loan, 2.42%, Maturing June 30, 2013	531,457
	Jason, Inc.
399	Term Loan, 5.35%, Maturing April 30, 2010	199,261
	John Maneely Co.
2,672	Term Loan, 3.63%, Maturing December 8, 2013	2,092,513
	KION Group GmbH
250	Term Loan, 2.29%, Maturing December 23, 2014	156,250
250	Term Loan, 2.79%, Maturing December 23, 2015	156,250
	Polypore, Inc.
2,965	Term Loan, 2.56%, Maturing July 3, 2014	2,801,452
	Sequa Corp.
794	Term Loan, 3.84%, Maturing November 30, 2014	649,376
	TFS Acquisition Corp.
681	Term Loan, 5.10%, Maturing August 11, 2013	314,847

		$16,189,371

Insurance — 3.3%
	AmWINS Group, Inc.
987	Term Loan, 3.14%, Maturing June 8, 2013	$635,642
500	Term Loan - Second Lien, 6.11%, Maturing June 8, 2014	200,000
	Applied Systems, Inc.
1,231	Term Loan, 2.79%, Maturing September 26, 2013	1,138,917
	CCC Information Services Group, Inc.
1,563	Term Loan, 2.54%, Maturing February 10, 2013	1,501,524
	Conseco, Inc.
3,434	Term Loan, 6.50%, Maturing October 10, 2013	2,506,598
	Crawford & Company
1,211	Term Loan, 3.10%, Maturing October 31, 2013	1,041,890
	Crump Group, Inc.
838	Term Loan, 3.29%, Maturing August 4, 2014	678,422
	Getty Images, Inc.
1,987	Term Loan, 6.25%, Maturing July 2, 2015	2,007,215
	Hub International Holdings, Inc.
498	Term Loan, 2.79%, Maturing June 13, 2014	459,319
2,217	Term Loan, 2.79%, Maturing June 13, 2014	2,043,990
	U.S.I. Holdings Corp.
1,813	Term Loan, 3.35%, Maturing May 4, 2014	1,541,050

		$13,754,567

Leisure Goods/Activities/ Movies — 8.2%
	24 Hour Fitness Worldwide, Inc.
1,621	Term Loan, 2.94%, Maturing June 8, 2012	$1,401,787

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	AMC Entertainment, Inc.
3,797	Term Loan, 1.79%, Maturing January 26, 2013	$3,612,453
	AMF Bowling Worldwide, Inc.
1,000	Term Loan - Second Lien, 6.55%, Maturing December 8, 2013	525,000
	Bombardier Recreational Products
1,823	Term Loan, 3.30%, Maturing June 28, 2013	1,303,291
	Butterfly Wendel US, Inc.
280	Term Loan, 3.05%, Maturing June 22, 2013	166,816
280	Term Loan, 2.80%, Maturing June 22, 2014	166,870
	Carmike Cinemas, Inc.
893	Term Loan, 4.10%, Maturing May 19, 2012	843,512
720	Term Loan, 4.49%, Maturing May 19, 2012	680,212
	Cedar Fair, L.P.
1,426	Term Loan, 2.29%, Maturing August 30, 2012	1,397,380
	Cinemark, Inc.
3,514	Term Loan, 2.23%, Maturing October 5, 2013	3,376,564
	Deluxe Entertainment Services
1,030	Term Loan, 2.67%, Maturing January 28, 2011	937,003
59	Term Loan, 2.85%, Maturing January 28, 2011	53,740
104	Term Loan, 2.85%, Maturing January 28, 2011	94,808
	Easton-Bell Sports, Inc.
1,228	Term Loan, 2.26%, Maturing March 16, 2012	1,138,708
	Fender Musical Instruments Corp.
332	Term Loan, 2.54%, Maturing June 9, 2014	252,478
654	Term Loan, 2.85%, Maturing June 9, 2014	497,359
	Mega Blocks, Inc.
1,584	Term Loan, 9.75%, Maturing July 26, 2012	629,640
	Metro-Goldwyn-Mayer Holdings, Inc.
4,811	Term Loan, 3.54%, Maturing April 8, 2012	2,790,380
	National CineMedia, LLC
2,750	Term Loan, 2.38%, Maturing February 13, 2015	2,591,875
	Regal Cinemas Corp.
4,174	Term Loan, 4.35%, Maturing November 10, 2010	4,146,118
	Revolution Studios Distribution Co., LLC
1,006	Term Loan, 4.04%, Maturing December 21, 2014	915,167
800	Term Loan - Second Lien, 7.29%, Maturing June 21, 2015	460,000
	Six Flags Theme Parks, Inc.
1,105	Term Loan, 2.66%, Maturing April 30, 2015	1,078,482
	Southwest Sports Group, LLC
1,875	Term Loan, 6.75%, Maturing December 22, 2010	1,664,062
	Universal City Development Partners, Ltd.
1,721	Term Loan, 6.00%, Maturing June 9, 2011	1,693,374
	Zuffa, LLC
2,346	Term Loan, 2.38%, Maturing June 20, 2016	2,052,397

		$34,469,476

Lodging and Casinos — 2.1%
	Ameristar Casinos, Inc.
1,062	Term Loan, 3.76%, Maturing November 10, 2012	$1,034,963
	Harrah’s Operating Co.
1,326	Term Loan, 3.50%, Maturing January 28, 2015	1,066,087
	LodgeNet Entertainment Corp.
2,052	Term Loan, 2.59%, Maturing April 4, 2014	1,769,962
	New World Gaming Partners, Ltd.
204	Term Loan, 3.10%, Maturing June 30, 2014	133,395
1,006	Term Loan, 3.10%, Maturing June 30, 2014	658,616
	Penn National Gaming, Inc.
370	Term Loan, 2.08%, Maturing October 3, 2012	363,145

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	Venetian Casino Resort/ Las Vegas Sands, Inc.
856	Term Loan, 2.09%, Maturing May 14, 2014	$678,229
3,391	Term Loan, 2.09%, Maturing May 23, 2014	2,685,514
	Wimar OpCo, LLC
1,883	Term Loan, 0.00%, Maturing January 3, 2012(2)	555,576

		$8,945,487

Nonferrous Metals/Minerals — 2.0%
	Alpha Natural Resources, LLC
816	Term Loan, 2.13%, Maturing October 26, 2012	$807,778
	Euramax International, Inc.
307	Term Loan, 10.00%, Maturing June 29, 2013(3)	115,755
296	Term Loan, 14.00%, Maturing June 29, 2013(3)	111,571
	Murray Energy Corp.
851	Term Loan, 6.94%, Maturing January 28, 2010	825,310
	Noranda Aluminum Acquisition
2,092	Term Loan, 2.29%, Maturing May 18, 2014	1,474,761
	Novelis, Inc.
620	Term Loan, 2.29%, Maturing June 28, 2014	557,365
1,364	Term Loan, 2.43%, Maturing June 28, 2014	1,226,228
	Oxbow Carbon and Mineral Holdings
296	Term Loan, 2.29%, Maturing May 8, 2014	272,642
3,107	Term Loan, 2.41%, Maturing May 8, 2014	2,858,875

		$8,250,285

Oil and Gas — 2.9%
	Atlas Pipeline Partners, L.P.
937	Term Loan, 6.75%, Maturing July 20, 2014	$908,547
	Big West Oil, LLC
315	Term Loan, 4.50%, Maturing May 1, 2014	283,481
399	Term Loan, 4.50%, Maturing May 1, 2014	358,875
	Dresser, Inc.
1,432	Term Loan, 3.10%, Maturing May 4, 2014	1,337,652
1,000	Term Loan - Second Lien, 6.04%, Maturing May 4, 2015	770,833
	Dynegy Holdings, Inc.
187	Term Loan, 1.79%, Maturing April 2, 2013	181,508
2,310	Term Loan, 1.79%, Maturing April 2, 2013	2,241,001
	Enterprise GP Holdings, L.P.
1,114	Term Loan, 2.68%, Maturing October 31, 2014	1,090,779
	Hercules Offshore, Inc.
1,000	Term Loan, Maturing July 6, 2013(4)	925,000
	Niska Gas Storage
61	Term Loan, 2.04%, Maturing May 13, 2011	57,982
41	Term Loan, 2.04%, Maturing May 13, 2011	39,276
594	Term Loan, 2.04%, Maturing May 12, 2013	563,970
	Precision Drilling Corp.
1,000	Term Loan, 4.30%, Maturing December 23, 2013	985,000
	Targa Resources, Inc.
939	Term Loan, 2.29%, Maturing October 31, 2012	922,746
1,366	Term Loan, 2.60%, Maturing October 31, 2012	1,342,917

		$12,009,567

Publishing — 9.1%
	American Media Operations, Inc.
4,199	Term Loan, 10.00%, Maturing January 31, 2013(3)	$3,366,247
	Aster Zweite Beteiligungs GmbH
775	Term Loan, 4.01%, Maturing September 27, 2013	508,594
	CanWest MediaWorks, Ltd.
786	Term Loan, 4.75%, Maturing July 10, 2014	412,650
	Dex Media West, LLC
1,709	Term Loan, 7.00%, Maturing October 24, 2014	1,392,023

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		GateHouse Media Operating, Inc.
	2,078	Term Loan, 2.29%, Maturing August 28, 2014	$525,503
	872	Term Loan, 2.30%, Maturing August 28, 2014	220,425
	675	Term Loan, 2.55%, Maturing August 28, 2014	170,678
		Idearc, Inc.
	7,082	Term Loan, 0.00%, Maturing November 17, 2014(2)	3,269,524
		Laureate Education, Inc.
	349	Term Loan, 3.75%, Maturing August 17, 2014	308,663
	2,332	Term Loan, 3.75%, Maturing August 17, 2014	2,062,441
		Local Insight Regatta Holdings, Inc.
	1,635	Term Loan, 6.25%, Maturing April 23, 2015	1,013,688
		MediaNews Group, Inc.
	703	Term Loan, 6.79%, Maturing August 2, 2013	142,943
		Merrill Communications, LLC
	1,225	Term Loan, 8.50%, Maturing December 24, 2012	882,223
	1,001	Term Loan - Second Lien, 14.75%, Maturing November 15, 2013(3)	530,530
		Nebraska Book Co., Inc.
	1,373	Term Loan, 9.25%, Maturing March 4, 2011	1,359,397
		Nelson Education, Ltd.
	491	Term Loan, 3.10%, Maturing July 5, 2014	358,613
		Nielsen Finance, LLC
	5,950	Term Loan, 2.30%, Maturing August 9, 2013	5,548,174
	1,000	Term Loan, 0.00%, Maturing May 1, 2016(4)	943,750
		PagesJaunes Group, SA
EUR	500	Term Loan, 4.90%, Maturing April 10, 2016	241,707
		Philadelphia Newspapers, LLC
	708	Term Loan, 0.00%, Maturing June 29, 2013(2)	155,777
		R.H. Donnelley Corp.
	2,645	Term Loan, 6.75%, Maturing June 30, 2010	2,040,910
		Reader’s Digest Association, Inc. (The)
	6,710	Term Loan, 2.64%, Maturing March 2, 2014	3,321,686
		SGS International, Inc.
	634	Term Loan, 2.92%, Maturing December 30, 2011	576,551
		Source Interlink Companies, Inc.
	916	Term Loan, 10.75%, Maturing June 18, 2013	755,668
	458	Term Loan, 15.00%, Maturing June 18, 2013(3)	82,436
		Trader Media Corp.
GBP	1,315	Term Loan, 2.89%, Maturing March 23, 2015	1,563,104
		Tribune Co.
	1,547	Term Loan, 0.00%, Maturing April 10, 2010(2)	632,900
	1,935	Term Loan, 0.00%, Maturing May 17, 2014(2)	797,864
	2,990	Term Loan, 0.00%, Maturing May 17, 2014(2)	1,153,466
		Xsys, Inc.
	1,801	Term Loan, 4.01%, Maturing September 27, 2013	1,181,665
	1,828	Term Loan, 4.01%, Maturing September 27, 2014	1,199,842
		Yell Group, PLC
	2,600	Term Loan, 3.29%, Maturing February 10, 2013	1,573,000

			$38,292,642

Radio and Television — 5.3%
		Block Communications, Inc.
	820	Term Loan, 2.60%, Maturing December 22, 2011	$713,618
		Citadel Broadcasting Corp.
	1,000	Term Loan, 2.34%, Maturing June 12, 2014	567,500
		CMP KC, LLC
	959	Term Loan, 6.25%, Maturing May 5, 2013(6)	275,143
		CMP Susquehanna Corp.
	1,574	Term Loan, 2.31%, Maturing May 5, 2013	858,098
		Discovery Communications, Inc.
	998	Term Loan, 5.25%, Maturing May 14, 2014	1,013,709

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	Emmis Operating Co.
762	Term Loan, 2.60%, Maturing November 2, 2013	$508,057
	Gray Television, Inc.
1,086	Term Loan, 3.81%, Maturing January 19, 2015	693,689
	HIT Entertainment, Inc.
750	Term Loan, 3.26%, Maturing March 20, 2012	609,647
	Intelsat Corp.
2,447	Term Loan, 2.80%, Maturing January 3, 2014	2,340,215
2,447	Term Loan, 2.80%, Maturing January 3, 2014	2,340,215
2,447	Term Loan, 2.80%, Maturing January 3, 2014	2,340,927
	Ion Media Networks, Inc.
332	DIP Loan, 10.17%, Maturing May 29, 2010(5)	327,926
2,500	Term Loan, 0.00%, Maturing January 15, 2012(2)	675,000
	NEP II, Inc.
611	Term Loan, 2.54%, Maturing February 16, 2014	537,617
	Nexstar Broadcasting, Inc.
1,667	Term Loan, 2.24%, Maturing October 1, 2012	1,254,632
1,763	Term Loan, 2.35%, Maturing October 1, 2012	1,326,588
	NextMedia Operating, Inc.
68	Term Loan, 8.25%, Maturing November 15, 2012	45,854
153	Term Loan, 8.25%, Maturing November 15, 2012	103,172
	Raycom TV Broadcasting, LLC
875	Term Loan, 1.81%, Maturing June 25, 2014	656,250
	SFX Entertainment
1,046	Term Loan, 3.72%, Maturing June 21, 2013	978,416
	Sirius Satellite Radio, Inc.
491	Term Loan, 2.56%, Maturing December 19, 2012	433,528
	Univision Communications, Inc.
4,200	Term Loan, 2.54%, Maturing September 29, 2014	3,401,126
	Young Broadcasting, Inc.
709	Term Loan, 0.00%, Maturing November 3, 2012(2)	354,638

		$22,355,565

Rail Industries — 0.4%
	Kansas City Southern Railway Co.
1,964	Term Loan, 2.30%, Maturing April 26, 2013	$1,826,752

		$1,826,752

Retailers (Except Food and Drug) — 3.3%
	American Achievement Corp.
211	Term Loan, 6.26%, Maturing March 25, 2011	$181,583
	Amscan Holdings, Inc.
489	Term Loan, 2.88%, Maturing May 25, 2013	431,322
	Cumberland Farms, Inc.
1,525	Term Loan, 2.44%, Maturing September 29, 2013	1,392,003
	Educate, Inc.
500	Term Loan - Second Lien, 5.85%, Maturing June 14, 2014	435,000
	FTD, Inc.
1,369	Term Loan, 6.75%, Maturing July 31, 2014	1,339,896
	Harbor Freight Tools USA, Inc.
420	Term Loan, 9.75%, Maturing July 15, 2010	406,289
	Josten’s Corp.
1,510	Term Loan, 2.64%, Maturing October 4, 2011	1,468,223
	Orbitz Worldwide, Inc.
1,159	Term Loan, 3.51%, Maturing July 25, 2014	843,427
	Oriental Trading Co., Inc.
2,530	Term Loan, 9.75%, Maturing July 31, 2013	1,796,507
1,125	Term Loan - Second Lien, 6.29%, Maturing January 31, 2013	196,875
	Rover Acquisition Corp.
2,194	Term Loan, 2.72%, Maturing October 26, 2013	2,110,388

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Savers, Inc.
	333	Term Loan, 3.06%, Maturing August 11, 2012	$318,222
	365	Term Loan, 3.06%, Maturing August 11, 2012	348,173
		Yankee Candle Company, Inc. (The)
	2,958	Term Loan, 2.29%, Maturing February 6, 2014	2,706,928

			$13,974,836

Steel — 0.5%
		Algoma Acquisition Corp.
	1,534	Term Loan, 2.79%, Maturing June 20, 2013	$1,273,428
		Niagara Corp.
	1,989	Term Loan, 7.25%, Maturing June 29, 2014	1,014,607

			$2,288,035

Surface Transport — 0.6%
		Gainey Corp.
	1,217	Term Loan, 0.00%, Maturing April 20, 2012(2)	$131,887
		Oshkosh Truck Corp.
	1,794	Term Loan, 6.62%, Maturing December 6, 2013	1,781,722
		Swift Transportation Co., Inc.
	804	Term Loan, 3.56%, Maturing May 10, 2014	624,471

			$2,538,080

Telecommunications — 4.6%
		Alaska Communications Systems Holdings, Inc.
	985	Term Loan, 2.35%, Maturing February 1, 2012	$940,083
		Asurion Corp.
	1,900	Term Loan, 3.58%, Maturing July 13, 2012	1,834,687
	1,000	Term Loan - Second Lien, 6.79%, Maturing January 13, 2013	904,167
		Centennial Cellular Operating Co., LLC
	4,446	Term Loan, 2.60%, Maturing February 9, 2011	4,433,051
		CommScope, Inc.
	1,338	Term Loan, 3.10%, Maturing November 19, 2014	1,309,424
		Intelsat Subsidiary Holding Co.
	948	Term Loan, 2.80%, Maturing July 3, 2013	903,149
		Iowa Telecommunications Services
	1,616	Term Loan, 2.31%, Maturing November 23, 2011	1,539,240
		IPC Systems, Inc.
	500	Term Loan - Second Lien, 5.56%, Maturing May 31, 2015	255,000
		Macquarie UK Broadcast Ventures, Ltd.
GBP	755	Term Loan, 2.59%, Maturing December 26, 2014	1,052,946
		NTelos, Inc.
	1,154	Term Loan, 2.54%, Maturing August 24, 2011	1,146,561
		Palm, Inc.
	761	Term Loan, 3.79%, Maturing April 24, 2014	639,607
		Stratos Global Corp.
	977	Term Loan, 3.10%, Maturing February 13, 2012	947,205
		Trilogy International Partners
	850	Term Loan, 4.10%, Maturing June 29, 2012	578,000
		Windstream Corp.
	3,028	Term Loan, 1.98%, Maturing July 17, 2013	2,937,265

			$19,420,385

Utilities — 3.5%
		AEI Finance Holding, LLC
	270	Term Loan, 3.29%, Maturing March 30, 2012	$229,963
	1,879	Term Loan, 3.60%, Maturing March 30, 2014	1,602,120
		Astoria Generating Co.
	1,000	Term Loan - Second Lien, 4.10%, Maturing August 23, 2013	905,833
		BRSP, LLC
	1,000	Term Loan, 7.50%, Maturing June 24, 2014	942,500

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Calpine Corp.
	2,992	DIP Loan, 3.48%, Maturing March 29, 2014	$2,754,261
		Electricinvest Holding Co.
GBP	480	Term Loan, 5.08%, Maturing October 24, 2012	517,973
EUR	477	Term Loan - Second Lien, 5.08%, Maturing October 24, 2012	440,879
		NRG Energy, Inc.
	1,046	Term Loan, Maturing June 1, 2014(4)	994,515
	1,954	Term Loan, Maturing June 1, 2014(4)	1,857,735
		Pike Electric, Inc.
	146	Term Loan, 1.81%, Maturing July 1, 2012	132,347
	340	Term Loan, 1.81%, Maturing December 10, 2012	307,493
		TXU Texas Competitive Electric Holdings Co., LLC
	1,335	Term Loan, 3.80%, Maturing October 10, 2014	1,029,923
	3,823	Term Loan, 3.80%, Maturing October 10, 2014	2,961,413

			$14,676,955

Total Senior Floating-Rate Interests (identified cost $716,320,836)			$617,183,558

Corporate Bonds & Notes — 7.4%

Principal
Amount
(000’s omitted)*		Security	Value
Aerospace and Defense — 0.0%
		Alion Science and Technologies Corp.
	145	10.25%, 2/1/15	$78,300
		Hawker Beechcraft Acquisition
	125	9.75%, 4/1/17	63,125

			$141,425

Air Transport — 0.0%
		Continental Airlines
	194	7.033%, 6/15/11	$152,904

			$152,904

Automotive — 0.1%
		Altra Industrial Motion, Inc.
	335	9.00%, 12/1/11	$332,488
		Commercial Vehicle Group, Inc., Sr. Notes
	100	8.00%, 7/1/13	57,500
		Tenneco, Inc., Sr. Notes
	40	8.125%, 11/15/15	36,500

			$426,488

Broadcast Radio and Television — 0.0%
		Warner Music Group, Sr. Sub. Notes
	65	7.375%, 4/15/14	$59,150

			$59,150

Brokers, Dealers and Investment Houses — 0.0%
		Nuveen Investments, Inc., Sr. Notes
	25	10.50%, 11/15/15(7)	$17,875

			$17,875

Building and Development — 0.5%
		Grohe Holding GmbH, Variable Rate
EUR	2,000	3.871%, 1/15/14(8)	$2,023,925

Principal
Amount
(000’s omitted)*	Security	Value
	Panolam Industries International, Sr. Sub. Notes
425	10.75%, 10/1/13(2)	$23,375
	Texas Industries, Inc., Sr. Notes
115	7.25%, 7/15/13(7)	106,375

		$2,153,675

Business Equipment and Services — 0.4%
	Affinion Group, Inc.
95	10.125%, 10/15/13	$94,525
205	11.50%, 10/15/15	190,650
	Ceridian Corp., Sr. Notes
275	11.25%, 11/15/15(7)	235,813
	Education Management, LLC, Sr. Notes
390	8.75%, 6/1/14	393,412
	MediMedia USA, Inc., Sr. Sub. Notes
170	11.375%, 11/15/14(7)	97,750
	Ticketmaster Entertainment, Inc.
185	10.75%, 7/28/16	172,975
	West Corp.
380	9.50%, 10/15/14	362,900

		$1,548,025

Cable and Satellite Television — 0.1%
	Kabel Deutschland GmbH
190	10.625%, 7/1/14	$199,975
	Mediacom Broadband Corp., Sr. Notes
120	8.50%, 10/15/15	114,600
	National Cable PLC
40	8.75%, 4/15/14	40,600

		$355,175

Chemicals and Plastics — 0.1%
	CII Carbon, LLC
185	11.125%, 11/15/15(7)	$148,925
	Nova Chemicals Corp., Sr. Notes, Variable Rate
195	4.538%, 11/15/13	175,500
	Reichhold Industries, Inc., Sr. Notes
445	9.00%, 8/15/14(7)	173,550
	Wellman Holdings, Inc., Sr. Sub. Notes
438	5.00%, 1/29/19(6)	127,896

		$625,871

Clothing/Textiles — 0.2%
	Levi Strauss & Co., Sr. Notes
505	9.75%, 1/15/15	$515,100
75	8.875%, 4/1/16	74,812
	Perry Ellis International, Inc., Sr. Sub. Notes
360	8.875%, 9/15/13	315,000

		$904,912

Conglomerates — 0.1%
	RBS Global & Rexnord Corp.
161	9.50%, 8/1/14(7)	$140,875
155	11.75%, 8/1/16	125,550

		$266,425

Containers and Glass Products — 0.6%
	Berry Plastics Corp., Sr. Notes, Variable Rate
2,000	4.538%, 2/15/15	$1,810,000
	Intertape Polymer US, Inc., Sr. Sub. Notes
310	8.50%, 8/1/14	165,850

Principal
Amount
(000’s omitted)*	Security	Value
	Pliant Corp., Sr. Notes
345	11.625%, 6/15/09(3)(9)	$257,164
	Smurfit-Stone Container Corp., Sr. Notes
45	8.38%, 7/1/12(2)	23,400
300	8.00%, 3/15/17(2)	152,250

		$2,408,664

Ecological Services and Equipment — 0.2%
	Environmental Systems Product Holdings, Inc., Jr. Notes
373	18.00%, 3/31/15(3)(6)	$298,205
	Waste Services, Inc., Sr. Sub. Notes
440	9.50%, 4/15/14	434,500

		$732,705

Electronics/Electrical — 0.3%
	Advanced Micro Devices, Inc., Sr. Notes
220	7.75%, 11/1/12	$172,150
	Amkor Technologies, Inc., Sr. Notes
50	7.75%, 5/15/13	48,750
190	9.25%, 6/1/16	194,750
	Avago Technologies Finance
170	10.125%, 12/1/13	177,650
215	11.875%, 12/1/15	224,675
	NXP BV/NXP Funding, LLC, Variable Rate
775	3.259%, 10/15/13	477,594

		$1,295,569

Equipment Leasing — 0.0%
	Hertz Corp.
25	8.875%, 1/1/14	$24,188

		$24,188

Financial Intermediaries — 0.1%
	Ford Motor Credit Co., Sr. Notes
230	8.00%, 12/15/16	$206,429

		$206,429

Food Products — 0.1%
	ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes
520	11.50%, 11/1/11	$481,000

		$481,000

Food Service — 0.1%
	Aramark Services, Inc.
50	8.50%, 2/1/15	$50,625
	El Pollo Loco, Inc.
275	11.75%, 11/15/13	235,125
	NPC International, Inc., Sr. Sub. Notes
320	9.50%, 5/1/14	304,000

		$589,750

Food/Drug Retailers — 0.2%
	General Nutrition Center, Sr. Notes, Variable Rate
665	6.404%, 3/15/14(3)	$590,187
	General Nutrition Center, Sr. Sub. Notes
385	10.75%, 3/15/15	363,825

		$954,012

Forest Products — 0.1%
	Jefferson Smurfit Corp., Sr. Notes
90	8.25%, 10/1/12(2)	$45,900
75	7.50%, 6/1/13(2)	37,312

Principal
Amount
(000’s omitted)*	Security	Value
	NewPage Corp.
520	10.00%, 5/1/12	$234,000
165	12.00%, 5/1/13	48,675
	NewPage Corp., Variable Rate
135	7.278%, 5/1/12	57,375
	Verso Paper Holdings, LLC/Verso Paper, Inc.
225	11.375%, 8/1/16	77,625

		$500,887

Healthcare — 0.6%
	Accellent, Inc.
285	10.50%, 12/1/13	$264,338
	AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
325	10.00%, 2/15/15	337,187
	DJO Finance, LLC/DJO Finance Corp.
190	10.875%, 11/15/14	180,500
	HCA, Inc.
70	9.125%, 11/15/14	72,275
115	9.25%, 11/15/16	120,175
	MultiPlan, Inc., Sr. Sub. Notes
485	10.375%, 4/15/16(7)	468,025
	National Mentor Holdings, Inc.
290	11.25%, 7/1/14	255,200
	Res-Care, Inc., Sr. Notes
195	7.75%, 10/15/13	186,225
	US Oncology, Inc.
265	9.00%, 8/15/12	270,631
515	10.75%, 8/15/14	512,425

		$2,666,981

Home Furnishings — 0.0%
	Interline Brands, Inc., Sr. Sub. Notes
115	8.125%, 6/15/14	$115,288

		$115,288

Industrial Equipment — 0.1%
	Chart Industries, Inc., Sr. Sub. Notes
195	9.125%, 10/15/15	$188,175
	ESCO Corp., Sr. Notes
145	8.625%, 12/15/13(7)	134,125
	ESCO Corp., Sr. Notes, Variable Rate
145	4.504%, 12/15/13(7)	122,525

		$444,825

Insurance — 0.0%
	Alliant Holdings I, Inc.
100	11.00%, 5/1/15(7)	$88,500

		$88,500

Leisure Goods/Activities/Movies — 0.3%
	Bombardier, Inc.
130	8.00%, 11/15/14(7)	$126,100
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate
360	0.00%, 4/1/12(2)(7)	36
	Marquee Holdings, Inc., Sr. Disc. Notes
665	9.505%, 8/15/14	548,625
	Royal Caribbean Cruises, Sr. Notes
95	7.00%, 6/15/13	85,500
35	6.875%, 12/1/13	31,150
25	7.25%, 6/15/16	20,750
50	7.25%, 3/15/18	39,750

Principal
Amount
(000’s omitted)*	Security	Value
	Universal City Development Partners, Sr. Notes
240	11.75%, 4/1/10	$239,400

		$1,091,311

Lodging and Casinos — 0.8%
	Buffalo Thunder Development Authority
480	9.375%, 12/15/14(2)(7)	$73,200
	CCM Merger, Inc.
325	8.00%, 8/1/13(7)	251,875
	Chukchansi EDA, Sr. Notes, Variable Rate
280	4.913%, 11/15/12(7)	192,500
	Fontainebleau Las Vegas Casino, LLC
485	10.25%, 6/15/15(2)(7)	16,975
	Galaxy Entertainment Finance
300	9.875%, 12/15/12(7)	286,500
	Greektown Holdings, LLC, Sr. Notes
95	10.75%, 12/1/13(2)(7)	14,725
	Host Hotels and Resorts, LP, Sr. Notes
240	6.75%, 6/1/16	223,800
	Indianapolis Downs, LLC & Capital Corp., Sr. Notes
85	11.00%, 11/1/12(7)	64,175
	Inn of the Mountain Gods, Sr. Notes
500	12.00%, 11/15/10(2)	205,000
	Majestic HoldCo, LLC
140	12.50%, 10/15/11(2)(7)	16
	MGM Mirage, Inc.
20	7.50%, 6/1/16	14,700
	Mohegan Tribal Gaming Authority, Sr. Sub. Notes
140	8.00%, 4/1/12	115,500
215	7.125%, 8/15/14	151,575
230	6.875%, 2/15/15	159,850
	OED Corp./Diamond Jo, LLC
475	8.75%, 4/15/12	491,625
	Pinnacle Entertainment, Inc., Sr. Sub. Notes
60	7.50%, 6/15/15	53,550
	Pokagon Gaming Authority, Sr. Notes
102	10.375%, 6/15/14(7)	102,000
	San Pasqual Casino
110	8.00%, 9/15/13(7)	94,050
	Seminole Hard Rock Entertainment, Variable Rate
175	3.129%, 3/15/14(7)	132,125
	Tunica-Biloxi Gaming Authority, Sr. Notes
310	9.00%, 11/15/15(7)	274,350
	Waterford Gaming, LLC, Sr. Notes
289	8.625%, 9/15/14(7)	248,553
	Wynn Las Vegas, LLC
110	6.625%, 12/1/14	102,575

		$3,269,219

Nonferrous Metals/Minerals — 0.2%
	FMG Finance PTY, Ltd.
675	10.625%, 9/1/16(7)	$700,312

		$700,312

Oil and Gas — 0.7%
	Allis-Chalmers Energy, Inc., Sr. Notes
335	9.00%, 1/15/14	$245,388
	Clayton Williams Energy, Inc.
175	7.75%, 8/1/13	132,125
	Compton Pet Finance Corp.
360	7.625%, 12/1/13	236,700

Principal
Amount
(000’s omitted)*	Security	Value
	Denbury Resources, Inc., Sr. Sub. Notes
50	7.50%, 12/15/15	$49,750
	El Paso Corp., Sr. Notes
225	9.625%, 5/15/12	234,575
	Forbes Energy Services, Sr. Notes
310	11.00%, 2/15/15	223,200
	OPTI Canada, Inc., Sr. Notes
95	7.875%, 12/15/14	62,700
175	8.25%, 12/15/14	116,375
	Petrohawk Energy Corp., Sr. Notes
295	9.125%, 7/15/13	307,537
	Petroleum Development Corp., Sr. Notes
115	12.00%, 2/15/18	102,925
	Petroplus Finance, Ltd.
465	7.00%, 5/1/17(7)	399,900
	Quicksilver Resources, Inc.
290	7.125%, 4/1/16	245,050
	SandRidge Energy, Inc., Sr. Notes
225	8.00%, 6/1/18(7)	205,875
	SemGroup, L.P., Sr. Notes
540	8.75%, 11/15/15(2)(7)	18,900
	SESI, LLC, Sr. Notes
60	6.875%, 6/1/14	57,000
	Stewart & Stevenson, LLC, Sr. Notes
335	10.00%, 7/15/14	293,125

		$2,931,125

Publishing — 0.2%
	Dex Media West/Finance, Series B
112	9.875%, 8/15/13(2)	$21,000
	Harland Clarke Holdings
35	9.50%, 5/15/15	28,262
	Local Insight Regatta Holdings, Inc.
90	11.00%, 12/1/17	25,650
	Nielsen Finance, LLC
515	10.00%, 8/1/14	520,150
70	12.50%, (0.00% until 2011), 8/1/16	51,275
	Reader’s Digest Association, Inc. (The), Sr. Sub. Notes
455	9.00%, 2/15/17(2)	29,575

		$675,912

Rail Industries — 0.2%
	American Railcar Industry, Sr. Notes
175	7.50%, 3/1/14	$161,000
	Kansas City Southern Mexico, Sr. Notes
280	7.625%, 12/1/13	253,400
100	7.375%, 6/1/14	88,500
190	8.00%, 6/1/15	185,250

		$688,150

Retailers (Except Food and Drug) — 0.3%
	Amscan Holdings, Inc., Sr. Sub. Notes
400	8.75%, 5/1/14	$360,000
	Neiman Marcus Group, Inc.
561	9.00%, 10/15/15	418,242
165	10.375%, 10/15/15	119,625
	Sally Holdings, LLC
10	9.25%, 11/15/14	10,350

Principal
Amount
(000’s omitted)*	Security	Value
	Sally Holdings, LLC, Sr. Notes
20	10.50%, 11/15/16	$20,700
	Yankee Acquisition Corp., Series B
545	8.50%, 2/15/15	490,500

		$1,419,417

Steel — 0.1%
	RathGibson, Inc., Sr. Notes
445	11.25%, 2/15/14(2)	$160,200
	Steel Dynamics, Inc., Sr. Notes
60	7.375%, 11/1/12	59,850

		$220,050

Surface Transport — 0.0%
	CEVA Group, PLC, Sr. Notes
210	10.00%, 9/1/14(7)	$156,450

		$156,450

Telecommunications — 0.5%
	Digicel Group, Ltd., Sr. Notes
300	9.25%, 9/1/12(7)	$301,500
882	9.125%, 1/15/15(7)	771,750
	Qwest Corp., Sr. Notes, Variable Rate
925	3.879%, 6/15/13	874,125
	Windstream Corp., Sr. Notes
190	8.125%, 8/1/13	192,850
60	8.625%, 8/1/16	61,200

		$2,201,425

Utilities — 0.2%
	AES Corp.
55	8.00%, 10/15/17	$54,175
	Edison Mission Energy, Sr. Notes
25	7.50%, 6/15/13	22,938
	NGC Corp.
390	7.625%, 10/15/26	251,550
	NRG Energy, Inc.
165	7.25%, 2/1/14	162,525
355	7.375%, 1/15/17	343,462
	Reliant Energy, Inc., Sr. Notes
20	7.625%, 6/15/14	18,700

		$853,350

Total Corporate Bonds & Notes (identified cost $39,206,655)		$31,367,444

Asset-Backed Securities — 0.1%

Principal
Amount
(000’s omitted)	Security	Value
$547	Alzette European CLO SA, Series 2004-1A, Class E2, 7.13%, 12/15/20(10)	$32,808
686	Avalon Capital Ltd. 3, Series 1A, Class D, 2.559%, 2/24/19(7)(10)	27,441
837	Babson Ltd., Series 2005-1A, Class C1, 3.081%, 4/15/19(7)(10)	66,951
1,000	Bryant Park CDO Ltd., Series 2005-1A, Class C, 3.181%, 1/15/19(7)(10)	30,000
1,000	Carlyle High Yield Partners, Series 2004-6A, Class C, 3.406%, 8/11/16(7)(10)	100,000
871	Centurion CDO 8 Ltd., Series 2005-8A, Class D, 6.129%, 3/8/17(10)	52,267
750	Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.264%, 7/17/19(10)	45,000
750	Comstock Funding Ltd., Series 2006-1A, Class D, 4.918%, 5/30/20(7)(10)	22,500
1,500	Dryden Leveraged Loan, Series 2004-6A, Class C1, 3.041%, 7/30/16(7)(10)	45,000
1,000	First CLO Ltd., Series 2004-1A1, Class C, 2.804%, 7/27/16(7)(10)	100,000
1,000	Schiller Park CLO Ltd., Series 2007-1A, Class D, 2.254%, 4/25/21(7)(10)	100,000

Total Asset-Backed Securities (identified cost $9,703,909)		$621,967

Common Stocks — 0.1%

Shares	Security	Value
Air Transport — 0.0%
1,535	Delta Air Lines, Inc.(11)	$10,638

		$10,638

Building and Development — 0.0%
508	United Subcontractors, Inc.(6)(11)	$64,949

		$64,949

Chemicals and Plastics — 0.1%
438	Wellman Holdings, Inc.(6)(11)	$109,394

		$109,394

Ecological Services and Equipment — 0.0%
6,211	Environmental Systems Products Holdings, Inc.(6)(11)(12)	$53,601

		$53,601

Food Service — 0.0%
23,029	Buffets, Inc.(11)	$31,665

		$31,665

Nonferrous Metals/Minerals — 0.0%
701	Euramax International, Inc.(6)(11)	$0

		$0

Publishing — 0.0%
2,290	Source Interlink Companies, Inc.(6)(11)	$32,518

		$32,518

Total Common Stocks (identified cost $258,207)		$302,765

Convertible Preferred Stocks — 0.0%

Shares	Security	Value
Telecommunications — 0.0%
484	Crown Castle International Corp., 6.25%(3)	$24,563

		$24,563

Total Convertible Preferred Stocks (identified cost $23,003)		$24,563

Preferred Stocks — 0.1%

Shares	Security	Value
Ecological Services and Equipment — 0.1%
2,845	Environmental Systems Products Holdings, Inc., Series A(6)(11)(12)	252,949

		$252,949

Total Preferred Stocks (identified cost $49,788)		$252,949

Miscellaneous — 0.0%

Shares	Security	Value
Air Transport — 0.0%
1,000,000	Delta Air Lines, Inc., Escrow Certificate(11)	11,100

		$11,100

Oil and Gas — 0.0%
105,000	VeraSun Energy Corp., Escrow Certificate(6)(11)	$0

		$0

Total Miscellaneous (identified cost $0)		$11,100

Short-Term Investments — 1.6%

Interest
(000’s omitted)	Description	Value
$6,693	Cash Management Portfolio, 0.00%(13)	$6,692,862

		$6,692,862

Total Short-Term Investments (identified cost $6,692,862)		$6,692,862

Total Investments — 155.6% (identified cost $772,255,260)		$656,457,208

Less Unfunded Loan Commitments — (0.5)%		$(2,179,602)

Net Investments — 155.1% (identified cost $770,075,658)		$654,277,606

Other Assets, Less Liabilities — (24.0)%		$(101,234,219)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (31.1)%		$(131,312,055)

Net Assets Applicable to Common Shares — 100.0%		$421,731,332

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

DIP	-	Debtor in Possession

EUR	-	Euro

GBP	-	British Pound Sterling

*		In U.S. dollars unless otherwise indicated.

(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Defaulted security. Currently the issuer is in default with respect to interest payments.

(3)		Represents a payment-in-kind security which may pay all or a portion of interest/dividends in additional par/shares.

(4)		This Senior Loan will settle after July 31, 2009, at which time the interest rate will be determined.

(5)		Unfunded or partially unfunded loan commitments. The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion.

(6)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(7)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, the aggregate value of these securities is $6,788,172 or 1.6% of the Trust’s net assets applicable to common shares.

(8)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(9)		Defaulted security.

(10)		Variable rate security. The stated interest rate represents the rate in effect at July 31, 2009.

(11)		Non-income producing security.

(12)		Restricted security.

(13)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2009 was $30,405.

A summary of financial instruments outstanding at July 31, 2009 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement			Net Unrealized
Date	Deliver	In Exchange For	Depreciation
8/28/09	British Pound Sterling 7,710,539	United States Dollar 12,610,278	$(269,077)
8/31/09	Euro 15,084,034	United States Dollar 21,130,469	(370,109)

			$(639,186)

At July 31, 2009, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust may enter into forward foreign currency exchange contracts. The Trust may also enter into such contracts to hedge the currency risk of investments it anticipates purchasing.

At July 31, 2009, the aggregate fair value of derivative instruments (not accounted for as hedging instruments under Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $639,186.

The cost and unrealized appreciation (depreciation) of investments of the Trust at July 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$770,191,562

Gross unrealized appreciation	$7,038,623
Gross unrealized depreciation	(122,952,579)

Net unrealized depreciation	$(115,913,956)

Restricted Securities

At July 31, 2009, the Trust owned the following securities (representing less than 0.1% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost	Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	6,211	$0(1)	$53,601

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	2,845	$49,788	$252,949

Total Restricted Securities			$49,788	$306,550

(1) Less than $0.50.

The Trust adopted FASB Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2009, the inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$614,364,035	$639,921	$615,003,956
Corporate Bonds & Notes	—	30,941,343	426,101	31,367,444
Asset-Backed Securities	—	621,967	—	621,967
Common Stocks	—	42,303	260,462	302,765
Convertible Preferred Stocks	24,563	—	—	24,563
Preferred Stocks	—	—	252,949	252,949
Miscellaneous	—	11,100	0	11,100
Short-Term Investments	6,692,862	—	—	6,692,862

Total Investments	$6,717,425	$645,980,748	$1,579,433	$654,277,606

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(639,186)	$—	$(639,186)

Total	$—	$(639,186)	—	$(639,186)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in
	Senior	Investments in
	Floating-Rate	Corporate	Investments in	Investments in
	Interests	Bonds & Notes	Common Stocks	Preferred Stocks	Total
Balance as of October 31, 2008	$659,148	$269,280	$0	$65,350	$993,778
Realized gains (losses)	(803,059)	—	—	—	(803,059)
Change in net unrealized appreciation (depreciation)	(191,353)	20,698	31,040	187,599	47,984
Net purchases (sales)	(48,137)	124,917	229,422	—	306,202
Accrued discount (premium)	6,225	11,206	—	—	17,431
Net transfers to (from) Level 3	1,017,097	—	—	—	1,017,097

Balance as of July 31, 2009	$639,921	$426,101	$260,462	$252,949	$1,579,433

Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2009	$(584,309)	$20,698	$31,040	$187,599	$(344,972)

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Floating-Rate Trust

By:	/s/ Scott H. Page

Scott H. Page
President

Date:	September 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page

Scott H. Page
President

Date:	September 25, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	September 25, 2009